Lease Arrangements	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Lease Arrangements
17.
LEASE ARRANGEMENTS
a.
Right-of-use assets

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Land and buildings
Handsets base stations	$6,988	$7,175
Others	1,538	1,727
Equipment	2,525	2,201
	$11,051	$11,103

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Additions to right-of-use assets	$3,796	$4,669	$4,369
Depreciation charge for right-of-use assets
Land and buildings
Handsets base stations	$2,729	$2,789	$2,863
Others	786	786	770
Equipment	416	410	349
	$3,931	$3,985	$3,982

Chunghwa entered into a contract with ST-2 Satellite Ventures Pte., Ltd. to lease capacity on the ST-2 satellite. However, certain frequency that ST-2 satellite originally used was transferred for the use of 5G spectrum to the government, Chunghwa evaluated and determined that the recoverable amount of the related right-of-use assets was nil. Therefore, Chunghwa recognized an impairment loss of $420 million for the year ended December 31, 2021. The impairment loss was included under “other income and expenses” in the consolidated statement of comprehensive income. The Company did not have impairment of right-of-use assets for the years ended December 31, 2020 and 2022.

The Company did not have significant sublease of right-of-use assets for the years ended December 31, 2020, 2021 and 2022.

b.
Lease liabilities

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Lease liabilities
Current	$3,211	$3,339
Noncurrent	7,062	7,334
	$10,273	$10,673

Ranges of discount rates for lease liabilities were as follows:

December 31
	2021	2022
Land and buildings
Handsets base stations	0.37%-1.18%	0.37%-1.71%
Others	0.37%-9.00%	0.37%-9.00%
Equipment	0.37%-2.99%	0.37%-2.99%

c.
Important lease-in activities and terms

The Company mainly enters into lease-in agreements of land and buildings for handsets base stations located throughout Taiwan with lease terms ranging from 1 to 20 years. The lease agreements do not contain bargain purchase options to acquire the assets at the expiration of the respective leases. For majority of the lease-in agreements on handsets base station, the Company has the right to terminate the agreement prior to the expiration date if the Company is unable to build the required telecommunication equipment, either due to legal restrictions, controversial events, or other events.

The Company also leases land and buildings for the use of offices, server rooms, and stores with lease terms from 1 to 30 years. Most of the lease agreements for national land adjust the lease payment according to the changes of the announced land values by the authority. At the expiry of the lease term, the Company does not have bargain purchase options to acquire the assets.

The lease agreements for equipment include a contract between Chunghwa and ST-2 Satellite Ventures Pte., Ltd. to lease capacity on the ST-2 satellite. For the information of lease agreements with related parties, please refer to Note 39 to the consolidated financial statements for details.

d.
Other lease information

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Expenses relating to low-value asset leases	$8	$8	$9
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$5	$7	$8
Total cash outflow for leases	$3,776	$3,813	$3,869

The Company leases certain equipment which qualifies as low-value asset leases. The Company has elected to apply the recognition exemption and, thus, not to recognize right-of-use assets and lease liabilities for these leases.

Lease-out arrangements under operating leases for freehold property, plant, and equipment and investment properties were set out in Notes 16 and 18 to the consolidated financial statements.